Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 58,817	$ 58,701
Impairment	(1,415)	(445)
Less: accumulated depreciation	(5,261)	(3,171)
Plant and equipment, net	52,141	55,085
Leasehold land and buildings
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	58,646	58,536
Leasehold improvements
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	17	11
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	13	13
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 141	$ 141